SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

(22)   SUBSEQUENT EVENTS

Investment in Xiaozhi

In December 2018, ATA entered into shares purchase agreement to acquire 20% equity interest of Beijing Xiaozhi Education Technology Co., Ltd. (“Xiaozhi”) by investing cash of RMB 6,000,000. According to the shares purchase agreement, ATA has the right to appoint one director. The consideration of RMB 6,000,000 was fully paid to Xiaozhi in January 2019.